STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		71 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013
Statement of Cash Flows
Net Income (Loss)	$ (207,184)	$ (619,235)	$ (3,661,083)
Share based - compensation	114	3,921	23,281
Share based - interest	9,917	6,077	21,402
Share based - financial services	(1,000,000)	455,000	25,000
Non-cash - inventory	0	0	283
Non-cash - Interest-discount	116,768	0	116,768
Gain on debt extinguishment	0	0	(30,000)
Corporate Overhead allocated to Fixed Assets	0	(58,500)	(60,822)
Depletion	0	0	835
Other Current Assets, net	977,518	5,446	421,775
Interest Accrued	20,081	15,799	54,595
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	238,852	430,884	804,521
Accounts receivable and accrued receivables	0	0	18,840
Oil and Gas Lease impairment	0	0	5,583
Oil and Gas Leases forfeitures	0	0	399,742
Other Asset Impairment	70	0	190
Reclamation Bonds returned	0	500	500
Increase (Decrease) in Operating Assets	70	500	424,855
Accounts payable and accrued liabilities	(212,228)	(315,861)	1,871,109
Increase (Decrease) in Operating Liabilities	(212,228)	(315,861)	1,871,109
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	26,694	115,523	3,100,485
Net Cash Provided by (Used in) Operating Activities	(180,490)	(503,712)	(560,598)
Payments to Acquire Property, Plant, and Equipment	0	0	(852,637)
Payments to Acquire Intangible Assets	0	0	(5,772)
Payments to Acquire Other Productive Assets	0	0	(500)
Net Cash Provided by (Used in) Investing Activities	0	0	(858,909)
Proceeds from issuance of common stock	0	10,000	160,208
Repayments of Short-term Debt	0	(20,500)	(127,142)
Proceeds from Short-term Debt	157,500	522,809	1,386,850
Net Cash Provided by (Used in) Financing Activities	157,500	512,309	1,419,916
Net Increase in Cash	(22,990)	8,597	409
Cash, Beginning of Period	23,400	0	0
Cash, End of Period	$ 409	$ 8,597	$ 409